RETAINED PROFITS (Details) - Schedule of Retained Profits - Retained earnings [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance	[1]	£ 5,389		£ 3,976
Profit for the year		2,925		4,408	[1]
Dividends paid		(2,312)	[2]	(2,240)	[1],[2]	£ (2,284)
Issue costs of other equity instruments (net of tax) (note 44)		(3)		(5)	[1]
Distributions on other equity instruments		(466)		(433)	[1]
Share buyback programmes (note 42)		(1,095)		(1,005)	[1]
Realised gains and losses on equity shares held at fair value through other comprehensive income		(2)		(129)	[1]
Post-retirement defined benefit scheme remeasurements		(1,117)		120	[1]	482
Share of other comprehensive income of associates and joint ventures	[1]			8
Gains and losses attributable to own credit risk (net of tax)	[3]	(306)		389	[1]
Movement in treasury shares		(3)		40	[1]	(411)
Value of employee services:
Share option schemes		71		53	[1]	82
Other employee award schemes		165		207	[1]	332
Ending Balance		£ 3,246		5,389	[1]	3,976	[1]
Previously stated [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance	[1]			4,905		3,250
Profit for the year	[1]					3,909
Dividends paid	[1],[2]					(2,284)
Issue costs of other equity instruments (net of tax) (note 44)	[1]
Distributions on other equity instruments	[1]					(415)
Share buyback programmes (note 42)	[1]
Post-retirement defined benefit scheme remeasurements	[1]					482
Share of other comprehensive income of associates and joint ventures	[1]
Gains and losses attributable to own credit risk (net of tax)	[1],[3]					(40)
Movement in treasury shares	[1]					(411)
Value of employee services:
Share option schemes	[1]					82
Other employee award schemes	[1]					332
Ending Balance	[1]					4,905
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance	[1]			£ (929)
Value of employee services:
Ending Balance	[1]					£ (929)

[1]	Restated, see note 1.
[2]	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company's Articles of Association in 2017.
[3]	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of 3 million net of tax, had been recognised directly in retained profits.